Tax assets and liabilities - Current tax (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021 [1]
Tax assets and liabilities
Current tax recoverable	$ 34	$ 18	[1]	$ 20
Current tax liabilities	275	208	[1]	185
Provision for uncertain tax matters	93	79
Deferred tax assets	156	140	[1]	132
Deferred tax liabilities	$ 1,250	$ 1,139	[1]	$ 1,167

[1]	The Group has adopted IFRS 9 'Financial instruments' and IFRS 17 ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 31 December 2022 and 1 January 2022 comparative statements of financial position and related notes have been re-presented from those previously published